Schedule of Investments (unaudited) May 31, 2019	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$435	$438,545
3.65%, 11/01/24 (Call 08/01/24)	100	102,970

		541,515

Aerospace & Defense — 2.9%
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	130	134,756
4.40%, 06/15/28 (Call 03/15/28)	350	376,528
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	180	181,561
3.55%, 01/15/26 (Call 10/15/25)	40	41,756
Northrop Grumman Corp., 4.75%, 06/01/43	120	134,124
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	125	125,041
3.20%, 03/15/24 (Call 01/15/24)	80	80,940
3.50%, 03/15/27 (Call 12/15/26)	400	404,361
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	140	144,686
United Technologies Corp. 2.80%, 05/04/24 (Call 03/04/24)	200	199,909
3.10%, 06/01/22	50	50,635
4.50%, 06/01/42	350	370,904
5.70%, 04/15/40	340	412,450

		2,657,651

Agriculture — 2.4%
Altria Group Inc.
4.00%, 01/31/24	150	155,470
5.38%, 01/31/44	460	467,825
5.80%, 02/14/39 (Call 08/14/38)	320	346,598
BAT Capital Corp., 3.56%, 08/15/27 (Call 05/15/27)(a)	700	672,853
Philip Morris International Inc., 6.38%, 05/16/38(a)	340	434,113
Reynolds American Inc., 5.70%, 08/15/35 (Call 02/15/35)	100	105,880

		2,182,739

Airlines — 0.5%
Delta Air Lines Inc.
3.63%, 03/15/22 (Call 02/15/22)	370	374,402
4.38%, 04/19/28 (Call 01/19/28)	105	105,404

		479,806

Apparel — 0.1%
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	135	133,743

Auto Parts & Equipment — 0.4%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	355	340,931

Banks — 8.4%
Bank of America Corp.
3.59%, 07/21/28 (Call 07/21/27)(b)	65	65,636
4.00%, 01/22/25	70	72,253
4.45%, 03/03/26	50	52,692
Citigroup Inc.
3.40%, 05/01/26	390	394,230
3.70%, 01/12/26	500	515,315
8.13%, 07/15/39	265	409,433
HSBC Holdings PLC
3.90%, 05/25/26	250	255,772
4.25%, 03/14/24	650	671,532
4.30%, 03/08/26	200	209,850
Industrial & Commercial Bank of China Ltd./New York NY, 2.45%, 10/20/21	300	296,572
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	85	85,708
3.20%, 06/15/26 (Call 03/15/26)	470	473,146

Security	Par (000)	Value

Banks (continued)
3.30%, 04/01/26 (Call 01/01/26)	$370	$374,419
3.90%, 07/15/25 (Call 04/15/25)	400	419,455
Lloyds Banking Group PLC 3.75%, 01/11/27	400	395,131
4.05%, 08/16/23	500	512,949
Morgan Stanley 3.63%, 01/20/27	400	407,241
3.88%, 01/27/26	20	20,771
6.38%, 07/24/42	350	466,287
Series F, 3.88%, 04/29/24	345	359,767
Royal Bank of Canada, 4.65%, 01/27/26	400	430,710
Wells Fargo & Co. 3.00%, 02/19/25	165	165,061
3.00%, 04/22/26	455	450,418
3.50%, 03/08/22(a)	300	306,539

		7,810,887

Beverages — 3.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	425	438,471
Anheuser-Busch InBev Finance Inc. 3.30%, 02/01/23 (Call 12/01/22)	310	315,374
3.65%, 02/01/26 (Call 11/01/25)	600	616,391
Anheuser-Busch InBev Worldwide Inc., 8.20%, 01/15/39	250	363,066
Constellation Brands Inc. 3.50%, 05/09/27 (Call 02/09/27)	120	120,374
3.60%, 02/15/28 (Call 11/15/27)	50	50,315
3.70%, 12/06/26 (Call 09/06/26)	50	51,005
4.25%, 05/01/23	380	399,599
Keurig Dr Pepper Inc. 4.42%, 05/25/25 (Call 03/25/25)(c)	420	443,140
4.60%, 05/25/28 (Call 02/25/28)(c)	200	213,580

		3,011,315

Biotechnology — 0.8%
Amgen Inc., 4.40%, 05/01/45 (Call 11/01/44)	110	109,973
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	50	52,454
Gilead Sciences Inc. 4.80%, 04/01/44 (Call 10/01/43)	145	156,637
5.65%, 12/01/41 (Call 06/01/41)	370	441,721

		760,785

Building Materials — 0.2%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	100	104,059
Martin Marietta Materials Inc. 3.50%, 12/15/27 (Call 09/15/27)	90	88,664
4.25%, 12/15/47 (Call 06/15/47)	20	18,166

		210,889

Chemicals — 1.8%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	100	100,905
Dow Chemical Co. (The) 3.63%, 05/15/26 (Call 03/15/26)(c)	50	50,468
4.38%, 11/15/42 (Call 05/15/42)	100	95,493
4.55%, 11/30/25 (Call 09/30/25)(c)	40	42,741
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)(a)	125	125,052
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	470	456,487
Nutrien Ltd. 3.38%, 03/15/25 (Call 12/15/24)	170	170,984
3.63%, 03/15/24 (Call 12/15/23)(a)	90	91,946

1

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The) 2.75%, 06/01/22 (Call 05/01/22)	$100	$99,789
3.45%, 06/01/27 (Call 03/01/27)	455	453,625

		1,687,490

Commercial Services — 2.3%
IHS Markit Ltd. 4.13%, 08/01/23 (Call 07/01/23)	120	123,480
4.25%, 05/01/29 (Call 02/01/29)	25	25,323
4.75%, 08/01/28 (Call 05/01/28)	330	349,470
S&P Global Inc. 2.95%, 01/22/27 (Call 10/22/26)	150	149,810
4.40%, 02/15/26 (Call 11/15/25)	340	369,865
Total System Services Inc. 3.80%, 04/01/21 (Call 03/01/21)	385	390,950
4.80%, 04/01/26 (Call 01/01/26)	315	338,799
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	360	379,813

		2,127,510

Computers — 0.9%
Apple Inc. 3.20%, 05/13/25(a)	100	102,577
3.20%, 05/11/27 (Call 02/11/27)	50	51,391
3.35%, 02/09/27 (Call 11/09/26)	200	205,511
HP Inc., 6.00%, 09/15/41	430	464,445

		823,924

Diversified Financial Services — 3.9%
American Express Co., 3.40%, 02/22/24 (Call 01/22/24)	400	410,397
Capital One Financial Corp. 3.20%, 02/05/25 (Call 01/05/25)	700	699,272
3.75%, 03/09/27 (Call 02/09/27)	200	199,987
3.80%, 01/31/28 (Call 12/31/27)	100	99,890
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	125	129,506
Discover Financial Services 4.10%, 02/09/27 (Call 11/09/26)	450	454,780
4.50%, 01/30/26 (Call 11/30/25)	75	78,359
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	105	105,282
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	240	248,753
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	110	113,374
Raymond James Financial Inc. 3.63%, 09/15/26	75	75,770
4.95%, 07/15/46	350	384,044
Synchrony Financial 3.95%, 12/01/27 (Call 09/01/27)	280	270,502
5.15%, 03/19/29 (Call 12/19/28)	250	260,290
Western Union Co. (The), 3.60%, 03/15/22 (Call 02/15/22)	100	101,809

		3,632,015

Electric — 8.5%
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	65	65,778
CenterPoint Energy Inc. 3.60%, 11/01/21	100	102,292
3.85%, 02/01/24 (Call 01/01/24)	100	104,307
4.25%, 11/01/28 (Call 08/01/28)	100	106,603
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)	340	357,077
DTE Energy Co. 2.85%, 10/01/26 (Call 07/01/26)	230	224,491
3.80%, 03/15/27 (Call 12/15/26)	30	30,945
Duke Energy Carolinas LLC, 3.95%, 03/15/48 (Call 09/15/47)	120	123,911
Duke Energy Corp. 2.65%, 09/01/26 (Call 06/01/26)	355	342,338
3.75%, 04/15/24 (Call 01/15/24)	355	369,551
Duke Energy Florida LLC 3.20%, 01/15/27 (Call 10/15/26)(a)	65	66,010
3.40%, 10/01/46 (Call 04/01/46)	105	99,438

Security	Par (000)	Value

Electric (continued)
Emera U.S. Finance LP 2.70%, 06/15/21 (Call 05/15/21)	$200	$199,291
3.55%, 06/15/26 (Call 03/15/26)(a)	350	351,865
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	375	368,492
Entergy Louisiana LLC 4.00%, 03/15/33 (Call 12/15/32)	295	320,535
4.20%, 09/01/48 (Call 03/01/48)	10	10,711
Exelon Corp. 3.40%, 04/15/26 (Call 01/15/26)	370	373,255
3.95%, 06/15/25 (Call 03/15/25)	265	278,200
Exelon Generation Co. LLC 5.60%, 06/15/42 (Call 12/15/41)	165	178,604
6.25%, 10/01/39	35	40,785
FirstEnergy Corp.
Series B, 4.25%, 03/15/23 (Call 12/15/22)(a)	270	282,914
Series C, 7.38%, 11/15/31	315	422,727
Florida Power & Light Co. 3.70%, 12/01/47 (Call 06/01/47)	155	157,091
3.95%, 03/01/48 (Call 09/01/47)	100	104,788
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	460	448,488
Georgia Power Co., 4.30%, 03/15/42	60	62,051
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	100	99,694
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	430	442,253
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	125	129,042
Sempra Energy 3.25%, 06/15/27 (Call 03/15/27)	390	379,456
3.40%, 02/01/28 (Call 11/01/27)	350	344,632
Southern Co. (The) 2.35%, 07/01/21 (Call 06/01/21)	200	198,767
2.95%, 07/01/23 (Call 05/01/23)	170	170,769
3.25%, 07/01/26 (Call 04/01/26)	525	524,521

		7,881,672

Electronics — 0.7%
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	405	400,972
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	140	148,092
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	135	139,439

		688,503

Environmental Control — 0.8%
Republic Services Inc. 2.90%, 07/01/26 (Call 04/01/26)	120	118,532
3.38%, 11/15/27 (Call 08/15/27)	130	132,617
3.95%, 05/15/28 (Call 02/15/28)	150	159,027
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	335	340,136

		750,312

Food — 3.3%
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	330	346,333
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)(a)	110	108,052
JM Smucker Co. (The), 3.50%, 03/15/25	440	449,411
Kellogg Co. 3.25%, 04/01/26	340	337,670
3.40%, 11/15/27 (Call 08/15/27)	115	114,822
4.30%, 05/15/28 (Call 02/15/28)	100	106,767
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	330	333,517
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	130	139,018
Sysco Corp. 3.30%, 07/15/26 (Call 04/15/26)	380	382,413
3.75%, 10/01/25 (Call 07/01/25)	200	208,375
Tyson Foods Inc. 3.55%, 06/02/27 (Call 03/02/27)	130	131,556
3.95%, 08/15/24 (Call 05/15/24)	395	413,006

		3,070,940

2

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper — 0.4%
International Paper Co., 4.80%, 06/15/44 (Call 12/15/43)	$365	$364,024

Health Care – Products — 4.3%
Abbott Laboratories 2.95%, 03/15/25 (Call 12/15/24)(a)	330	333,505
3.75%, 11/30/26 (Call 08/30/26)	397	419,031
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	320	312,501
Becton Dickinson and Co. 3.70%, 06/06/27 (Call 03/06/27)	375	383,842
3.73%, 12/15/24 (Call 09/15/24)	315	324,749
Boston Scientific Corp. 3.85%, 05/15/25	295	309,065
4.00%, 03/01/28 (Call 12/01/27)	200	209,280
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	120	127,450
Stryker Corp. 3.38%, 11/01/25 (Call 08/01/25)	100	103,694
3.50%, 03/15/26 (Call 12/15/25)	415	427,807
Thermo Fisher Scientific Inc. 2.95%, 09/19/26 (Call 06/19/26)	225	221,903
4.15%, 02/01/24 (Call 11/01/23)	375	397,183
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	455	460,938

		4,030,948

Health Care – Services — 2.3%
Anthem Inc. 3.50%, 08/15/24 (Call 05/15/24)	425	434,658
3.65%, 12/01/27 (Call 09/01/27)	280	282,307
4.10%, 03/01/28 (Call 12/01/27)	60	62,452
Humana Inc. 3.95%, 03/15/27 (Call 12/15/26)	250	254,202
4.95%, 10/01/44 (Call 04/01/44)(a)	295	307,619
Laboratory Corp. of America Holdings 3.60%, 02/01/25 (Call 11/01/24)	400	405,509
3.60%, 09/01/27 (Call 06/01/27)(a)	50	50,472
4.70%, 02/01/45 (Call 08/01/44)	75	76,099
Quest Diagnostics Inc. 3.45%, 06/01/26 (Call 03/01/26)	115	115,745
4.20%, 06/30/29 (Call 03/30/29)	100	104,403

		2,093,466

Holding Companies – Diversified — 0.5%
Ares Capital Corp. 3.50%, 02/10/23 (Call 01/10/23)	300	298,402
3.63%, 01/19/22 (Call 12/19/21)	130	130,653
4.25%, 03/01/25 (Call 01/01/25)	50	50,318

		479,373

Home Furnishings — 0.1%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	130	134,658

Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	100	109,030

Insurance — 3.4%
American Financial Group Inc./OH, 4.50%, 06/15/47
(Call 12/15/46)	130	130,008
American International Group Inc. 3.75%, 07/10/25 (Call 04/10/25)	300	306,934
3.88%, 01/15/35 (Call 07/15/34)(a)	20	19,321
3.90%, 04/01/26 (Call 01/01/26)(a)	400	409,935
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)(a)	325	339,027
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)(a)	100	105,976
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	295	328,412
Chubb INA Holdings Inc., 3.15%, 03/15/25	330	337,249
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	115	114,627
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	120	124,570

Security	Par (000)	Value

Insurance (continued)
Markel Corp., 5.00%, 05/20/49 (Call 11/20/48)	$150	$154,035
Marsh & McLennan Companies Inc., 4.35%, 01/30/47 (Call 07/30/46)	110	114,243
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	150	152,408
Torchmark Corp., 4.55%, 09/15/28 (Call 06/15/28)	110	119,101
Travelers Companies Inc. (The), 4.05%, 03/07/48 (Call 09/07/47)	100	106,172
Willis North America Inc. 3.60%, 05/15/24 (Call 03/15/24)	120	122,532
4.50%, 09/15/28 (Call 06/15/28)	125	132,421

		3,116,971

Internet — 1.5%
Booking Holdings Inc. 3.55%, 03/15/28 (Call 12/15/27)	60	61,753
3.60%, 06/01/26 (Call 03/01/26)	285	295,298
eBay Inc. 3.45%, 08/01/24 (Call 05/01/24)	285	290,191
3.60%, 06/05/27 (Call 03/05/27)	265	265,117
Expedia Group Inc. 3.80%, 02/15/28 (Call 11/15/27)	360	359,898
5.00%, 02/15/26 (Call 11/15/25)	140	150,906

		1,423,163

Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28 (Call 12/15/27)	105	103,373

Lodging — 0.6%
Marriott International Inc./MD 2.30%, 01/15/22 (Call 12/15/21)	200	197,094
Series R, 3.13%, 06/15/26 (Call 03/15/26)	350	345,105

		542,199

Machinery — 0.7%
Roper Technologies Inc. 3.80%, 12/15/26 (Call 09/15/26)	135	138,949
4.20%, 09/15/28 (Call 06/15/28)(a)	350	368,821
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	100	100,078

		607,848

Manufacturing — 0.1%
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	90	89,993

Media — 3.5%
CBS Corp. 3.38%, 02/15/28 (Call 11/15/27)	180	173,548
3.70%, 06/01/28 (Call 03/01/28)	50	49,611
4.00%, 01/15/26 (Call 10/15/25)	180	184,296
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 07/23/22 (Call 05/23/22)	200	207,273
4.91%, 07/23/25 (Call 04/23/25)	600	633,261
5.38%, 04/01/38 (Call 10/01/37)	50	51,155
6.38%, 10/23/35 (Call 04/23/35)	335	375,137
NBCUniversal Media LLC, 5.95%, 04/01/41	65	80,932
Time Warner Cable LLC 6.55%, 05/01/37	275	304,049
6.75%, 06/15/39	380	428,351
Warner Media LLC 3.60%, 07/15/25 (Call 04/15/25)	250	254,777
3.80%, 02/15/27 (Call 11/15/26)	430	438,516
3.88%, 01/15/26 (Call 10/15/25)	90	91,583

		3,272,489

Mining — 1.0%
Newmont Goldcorp Corp., 4.88%, 03/15/42 (Call 09/15/41)	400	417,526
Southern Copper Corp. 5.25%, 11/08/42	90	92,793

3

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
5.88%, 04/23/45	$165	$181,969
6.75%, 04/16/40	235	280,375

		972,663

Oil & Gas — 3.1%
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	425	430,597
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	400	405,678
ConocoPhillips Holding Co., 6.95%, 04/15/29	330	428,807
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	410	442,021
Phillips 66 3.90%, 03/15/28 (Call 12/15/27)(a)	175	180,103
4.65%, 11/15/34 (Call 05/15/34)	350	376,719
Valero Energy Corp. 3.40%, 09/15/26 (Call 06/15/26)	155	153,482
6.63%, 06/15/37	370	444,262

		2,861,669

Pharmaceuticals — 4.0%
AbbVie Inc. 3.20%, 05/14/26 (Call 02/14/26)	300	295,656
3.60%, 05/14/25 (Call 02/14/25)	300	305,622
4.50%, 05/14/35 (Call 11/14/34)	275	274,467
AstraZeneca PLC 4.00%, 09/18/42	20	19,907
6.45%, 09/15/37	340	439,463
CVS Health Corp., 3.70%, 03/09/23 (Call 02/09/23)	100	102,092
GlaxoSmithKline Capital Inc., 6.38%, 05/15/38	165	221,164
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	130	132,305
Pfizer Inc., 7.20%, 03/15/39(a)	295	438,367
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	380	375,022
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)(c)	200	222,068
Wyeth LLC, 5.95%, 04/01/37	335	431,614
Zoetis Inc. 3.00%, 09/12/27 (Call 06/12/27)	180	177,249
4.50%, 11/13/25 (Call 08/13/25)	145	155,770
4.70%, 02/01/43 (Call 08/01/42)	90	100,300

		3,691,066

Pipelines — 7.0%
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	100	102,133
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	400	427,223
Enterprise Products Operating LLC 3.75%, 02/15/25 (Call 11/15/24)	395	410,396
3.90%, 02/15/24 (Call 11/15/23)	260	271,003
Kinder Morgan Inc./DE 4.30%, 03/01/28 (Call 12/01/27)	465	483,588
5.30%, 12/01/34 (Call 06/01/34)	485	527,880
5.55%, 06/01/45 (Call 12/01/44)	60	65,061
MPLX LP 3.38%, 03/15/23 (Call 02/15/23)	150	151,564
4.13%, 03/01/27 (Call 12/01/26)	170	172,185
4.88%, 06/01/25 (Call 03/01/25)	350	374,481
ONEOK Inc. 4.00%, 07/13/27 (Call 04/13/27)	150	151,680
4.35%, 03/15/29 (Call 12/15/28)	160	165,378
4.55%, 07/15/28 (Call 04/15/28)	180	189,630
4.95%, 07/13/47 (Call 01/06/47)	55	54,902
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24 (Call 08/01/24)	50	50,095
4.65%, 10/15/25 (Call 07/15/25)	520	548,567
Sabine Pass Liquefaction LLC 5.63%, 03/01/25 (Call 12/01/24)	300	328,211
5.88%, 06/30/26 (Call 12/31/25)	350	388,806

Security	Par (000)	Value

Pipelines (continued)
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	$100	$107,576
TransCanada PipeLines Ltd. 4.88%, 01/15/26 (Call 10/15/25)	350	380,490
7.63%, 01/15/39	240	329,406
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	360	456,744
Williams Companies Inc. (The) 4.00%, 09/15/25 (Call 06/15/25)	300	311,914
6.30%, 04/15/40	70	81,767

		6,530,680

Real Estate Investment Trusts — 6.6%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	130	132,393
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	120	121,698
American Tower Corp. 3.38%, 10/15/26 (Call 07/15/26)(a)	130	129,066
3.95%, 03/15/29 (Call 12/15/28)(a)	50	50,888
4.00%, 06/01/25 (Call 03/01/25)	70	72,845
5.00%, 02/15/24	300	326,652
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)	150	144,070
3.65%, 02/01/26 (Call 11/03/25)	440	449,792
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	300	308,395
Crown Castle International Corp. 4.45%, 02/15/26 (Call 11/15/25)	235	248,838
5.25%, 01/15/23	135	145,075
Digital Realty Trust LP 3.70%, 08/15/27 (Call 05/15/27)	435	440,759
4.45%, 07/15/28 (Call 04/15/28)	100	106,593
GLP Capital LP/GLP Financing II Inc. 5.25%, 06/01/25 (Call 03/01/25)	155	163,672
5.38%, 04/15/26	350	370,020
HCP Inc. 3.88%, 08/15/24 (Call 05/17/24)	235	243,816
4.00%, 06/01/25 (Call 03/01/25)	305	319,596
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	110	111,271
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	135	132,640
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)(a) .	120	122,070
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	80	80,119
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	30	29,668
3.65%, 01/15/28 (Call 10/15/27)	170	176,669
4.13%, 10/15/26 (Call 07/15/26)	15	16,021
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	120	122,487
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	150	150,145
Ventas Realty LP
4.00%, 03/01/28 (Call 12/01/27)	160	165,515
4.40%, 01/15/29 (Call 10/15/28)	300	319,646
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	120	120,866
4.63%, 11/01/25 (Call 09/01/25)	120	126,635
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	470	491,726
4.25%, 04/15/28 (Call 01/15/28)	150	157,958

		6,097,604

Retail — 1.9%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	100	102,981
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	90	92,210

4

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	$425	$433,157
4.00%, 05/15/25 (Call 03/15/25)	100	102,879
Lowe’s Companies Inc., 4.38%, 09/15/45 (Call 03/15/45)	360	360,225
McDonald’s Corp., 4.70%, 12/09/35 (Call 06/09/35)	120	130,574
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)	450	452,326
3.90%, 06/01/29 (Call 03/01/29)	50	51,231

		1,725,583

Semiconductors — 3.7%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	270	270,113
3.90%, 12/15/25 (Call 09/15/25)	220	228,201
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)	480	475,204
3.88%, 01/15/27 (Call 10/15/26)	520	494,499
Broadcom Inc., 4.75%, 04/15/29 (Call 01/15/29)(c)	10	9,864
KLA-Tencor Corp., 4.65%, 11/01/24 (Call 08/01/24)	500	535,659
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)(a)	95	93,584
Micron Technology Inc.
4.64%, 02/06/24 (Call 01/06/24)(a)	200	203,845
4.98%, 02/06/26 (Call 12/06/25)	280	285,101
5.33%, 02/06/29 (Call 11/06/28)	25	25,263
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(a)(c)	150	158,134
5.35%, 03/01/26 (Call 01/01/26)(c)	180	194,490
5.55%, 12/01/28 (Call 09/01/28)(c)	100	109,546
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	325	325,483

		3,408,986

Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)(a)	150	148,440

Software — 3.0%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	175	176,101
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	105	103,597
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	100	100,675
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)	150	151,371
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	330	334,012
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	355	349,137
5.00%, 10/15/25 (Call 07/15/25)	155	171,109
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	445	462,849
4.20%, 10/01/28 (Call 07/01/28)	100	105,698
Microsoft Corp., 4.20%, 11/03/35 (Call 05/03/35)	245	273,241
Oracle Corp., 6.50%, 04/15/38	10	13,524
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	100	99,950
3.90%, 08/21/27 (Call 05/21/27)	460	454,405

		2,795,669

Telecommunications — 5.9%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	230	232,812
3.95%, 01/15/25 (Call 10/15/24)(a)	255	265,384
4.13%, 02/17/26 (Call 11/17/25)	150	156,193
4.25%, 03/01/27 (Call 12/01/26)	580	604,431
4.45%, 04/01/24 (Call 01/01/24)	145	154,663
6.00%, 08/15/40 (Call 05/15/40)	100	115,319
6.38%, 03/01/41	380	454,222
British Telecommunications PLC, 9.63%, 12/15/30	305	443,166
Corning Inc., 4.38%, 11/15/57 (Call 05/15/57)	140	131,646

Security	Par (000)	Value

Telecommunications (continued)
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	$300	$421,982
Motorola Solutions Inc.
4.60%, 02/23/28 (Call 11/23/27)	105	108,303
4.60%, 05/23/29 (Call 02/23/29)	100	102,170
Orange SA, 9.00%, 03/01/31	135	200,273
Telefonica Emisiones SA, 7.05%, 06/20/36	20	24,808
Verizon Communications Inc.
4.27%, 01/15/36	265	273,113
4.40%, 11/01/34 (Call 05/01/34)	300	317,399
4.50%, 08/10/33	335	361,904
5.25%, 03/16/37	380	436,253
Vodafone Group PLC
4.38%, 02/19/43	30	28,156
5.00%, 05/30/38	285	292,352
6.15%, 02/27/37	340	391,490

		5,516,039

Textiles — 0.5%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	425	444,266

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	125	124,874

Transportation — 2.1%
Canadian Pacific Railway Co., 6.13%, 09/15/15 (Call 03/15/15)	330	433,934
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	150	157,370
FedEx Corp.
4.75%, 11/15/45 (Call 05/15/45)	390	394,393
5.10%, 01/15/44	290	307,270
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	150	154,269
Norfolk Southern Corp., 5.10%, 08/01/18 (Call 02/01/18)	105	111,725
United Parcel Service Inc., 6.20%, 01/15/38	315	415,226

		1,974,187

Total Corporate Bonds & Notes — 98.4% (Cost: $87,809,694)		91,451,888

	Shares (000)

Short-Term Investments

Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.53%(d)(e)(f)	5,841	5,843,249
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(d)(e)	555	555,108

		6,398,357

Total Short-Term Investments — 6.9% (Cost: $6,397,613)		6,398,357

Total Investments in Securities — 105.3% (Cost: $94,207,307)		97,850,245

Other Assets, Less Liabilities — (5.3)%		(4,955,727)

Net Assets — 100.0%		$92,894,518

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

5

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Edge Investment Grade Enhanced Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended May 31, 2019, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 05/31/19 (000)	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,470	2,371	5,841	$5,843,249	$2,314	(a)	$3	$42
BlackRock Cash Funds: Treasury, SL Agency Shares	973	(418)	555	555,108	3,510		—	—

				$6,398,357	$5,824		$3	$42

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$91,451,888	$—	$91,451,888
Money Market Funds	6,398,357	—	—	6,398,357

	$6,398,357	$91,451,888	$—	$97,850,245

6